Long-Term Debt - Schedule of outstanding obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Face value	$ 6,012,811	$ 5,423,991
Carrying amount	$ 4,007,580	$ 3,752,113	$ 3,274,235
Short-term Borrowings [member]
Disclosure of financial liabilities [line items]
Due through	2019	2018
Weighted average interest rate	5.81%	3.96%
Face value	$ 130,858	$ 85,387
Carrying amount	$ 119,866	$ 79,263
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Due through	2029	2029
Weighted average interest rate	4.76%	4.14%
Face value	$ 5,249,987	$ 4,699,338
Carrying amount	3,300,422	3,063,801
Bonds [member]
Disclosure of financial liabilities [line items]
Carrying amount	$ 587,292	$ 609,049
Colombia [member] | Bonds [member]
Disclosure of financial liabilities [line items]
Due through	2019	2019
Weighted average interest rate	9.87%	10.58%
Face value	$ 81,966	$ 89,266
Carrying amount	$ 28,147	$ 59,808
Bonds-Luxembourg [member] | Bonds [member]
Disclosure of financial liabilities [line items]
Due through	2020	2020
Weighted average interest rate	7.95%	8.38%
Face value	$ 550,000	$ 550,000
Carrying amount	$ 559,145	$ 549,241